Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision/(benefit) for income taxes for the 9 months ended June 30, 2019 and the year ended September 30, 2018 was as follows (assuming a 15% effective tax rate).

	9 months ended June 30,	September 30,
	2019	2018
Current Tax Provision
Federal-Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal- Loss carry forwards	$-	$6,838
Change in valuation allowance	$-	$6,838
Total deferred tax provisions	$-	$-

The provision/(benefit) for income taxes for the year ended September 30, 2018 and 2017 was as follows (assuming a 15% effective tax rate)

	September 30, 2018	September 30, 2017
Current Tax Provision
Federal-
Taxable Income	-	-
Total current tax provisions	-	-
	$-	$-

Deferred Tax Provision
Federal-
Loss carry forwards	$6,838	$143,510
Change in valuation allowance	$6,838	$143,510
Total deferred tax provisions	$-	$-